Fair Value Measurements Significant Unobservable Inputs (Detail) (Recurring, Level 3, Contingent Value Rights, USD $)	9 Months Ended
Sep. 30, 2013
Recurring | Level 3 | Contingent Value Rights
Observable assumptions:
Price per share of Class A common stock	$ 52.36
Remaining term of CVRs	2 years 9 months 11 days
Unobservable assumptions:
Expected price volatility of Class A common stock	33.00%
Dividend yield rate	4.40%
Fair Value Inputs, Discount rate	5.00%